Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances	Mar. 31, 2024 shares
On Signing [Member] | Pontax West Lithium Agreement [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances [Line Items]
Issuance of FE Battery common shares	1,500,000
October 13, 2024 [Member] | Pontax West Lithium Agreement [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances [Line Items]
Issuance of FE Battery common shares	2,000,000
October 13, 2025 [Member] | Pontax West Lithium Agreement [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances [Line Items]
Issuance of FE Battery common shares	2,500,000
March 4, 2023 [Member] | Rose East Lithium Agreement [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances [Line Items]
Issuance of FE Battery common shares	1,500,000
March 4, 2024 [Member] | Rose East Lithium Agreement [Member]
Exploration and Evaluation Assets (Details) - Schedule of Common Share Issuances [Line Items]
Issuance of FE Battery common shares	1,500,000